Provision for Contingencies - Schedule of Provision for Estimated Possible Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	$ 63,351	$ 54,821
Civil [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	59,206	50,473
Labor [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	$ 4,145	$ 4,348